COST OF SALES (Tables)	12 Months Ended
Dec. 31, 2024
Cost Of Sales
SCHEDULE OF COST OF SALES
(in thousands)	December 31, 2024	December 31, 2023	December 31, 2022

Inventory expensed	$7,800	$4,192	$3,781
Royalties	380	343	307
Other expenses	1,307	1,040	1,004
Total	$9,487	$5,575	$5,092